Fixed Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 56,260	$ 8,157	¥ 52,355
Accumulated depreciation and impairment	(32,287)	(4,681)	(29,328)
Fixed assets, net	23,973	3,476	23,027
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	44,246	6,415	40,908
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,125	743	4,915
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,195	608	3,834
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	676	98	291
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,237	179	1,223
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	490	71	496
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 291	$ 43	¥ 688